Shareholders’ Equity (Deficit) (Details) - Schedule of Share Capital - Ordinary shares [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of share capital [Line Items]
Ordinary shares, Authorized	50,000,000	50,000,000
Ordinary shares, Issued and outstanding	20,387,428	15,049,720